LOANS PAYABLE (Details Narrative) - USD ($)	May 31, 2022	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 3,998,693	$ 2,001,732
Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities			$ 5,447